Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt

8. Debt

Nano Business Credit Agreement

On December 8, 2021, the Company’s subsidiary, Nano, entered into an agreement with AB SEB Bank (the “Lender”) pursuant to which the Lender agreed to provide up to $0.4 million (the “Business Credit”) to fund certain capital expenditures. Nano may use this facility to fund up to 70% of certain capital expenditures on an as-invoiced basis through March 2022, at which time outstanding principal and interest were due and payable in monthly installments commencing on March 31, 2022 and continuing until December 6, 2025. Borrowings under the agreement bear interest at a rate per annum equal to the EURIBOR plus 3.00%. As of March 31, 2022, the outstanding balance was approximately $0.1 million which is classified within accrued expenses and other current liabilities on the unaudited condensed consolidated balance sheets.

Long-term debt

Long-term debt consists of the following, (in thousands):

	March 31, 2022	December 31, 2021
Term Loan	$5,000	$5,000
Less: current portion	(60)	-
Total long-term debt	$4,940	$5,000

On December 8, 2021, in connection with the Texas Purchase (refer to Note 5), the Company’s subsidiary, AST & Science Texas, LLC entered into an agreement with Lone Star State Bank of West Texas (the “Credit Agreement”) to issue a Term Loan for $5.0 million with a maturity date of December 8, 2028 that is secured by the property. AST & Science Texas, LLC granted to the lenders a security interest in the assets acquired under the Texas Purchase described in Note 5.

Borrowings under the Term Loan bear interest at a fixed rate equal to 4.20% per annum until December 2026, and from December 2026 until December 2028 at a fixed rate per annum equal to 4.20% subject to adjustment if the index rate as defined in the Credit Agreement is greater than 4.20%. Interest is payable monthly in arrears commencing in January 2022. Thereafter, outstanding principal and accrued interest will be due and payable in monthly installments of $40,000, commencing in January 2023 and continuing until November 2028, with the final remaining balance of unpaid principal and interest due and payable in December 2028. As of March 31, 2022, and December 31, 2021, there was no accrued interest payable in connection with this Term Loan.

9. Debt

Midland Financing Agreement

On December 8, 2021, in connection with the Midland Purchase (refer to Note 5), the Company’s subsidiary, AST & Science Texas, LLC entered into an agreement with Lone Star State Bank of West Texas (the “Credit Agreement”) to issue a Term Loan for $5.0 million with a maturity date of December 8, 2028 that is secured by the property. AST & Science Texas, LLC granted to the lenders a security interest in the assets acquired under the Midland Purchase described in Note 5.

Borrowings under the Term Loan bear interest at a fixed rate equal to 4.20% per annum until December 7, 2026, and from December 8, 2026 until December 8, 2028 at a fixed rate per annum equal to 4.20% subject to adjustment if the index rate as defined in the Credit Agreement is greater than 4.20%. Interest is payable monthly in arrears commencing on January 8, 2022. Thereafter, outstanding principal and accrued interest will be due and payable in monthly installments of $40,000, commencing on January 8, 2023 and continuing until November 8, 2028, with the final remaining balance of unpaid principal and interest due and payable on December 8, 2028.

Annual future principal payments due on the Term Loan as of December 31, 2021 are as follows (in thousands):

Fiscal Years Ending	Amount
2022	$-
2023	242
2024	252
2025	263
2026	274
Thereafter	3,969
Total principal	$5,000

Nano Business Credit Agreement

On December 8, 2021, the Company’s subsidiary, Nano, entered into an agreement with AB SEB Bank (the “Lender”) pursuant to which the Lender agreed to provide up to $0.4 million to fund certain capital expenditures. Nano may use this facility to fund up to 70% of certain capital expenditures on an as-invoiced basis through March 2022, at which time outstanding principal and interest will be due and payable in monthly installments commencing on March 31, 2022 and continuing until December 6, 2025. Borrowings under the agreement bear interest at a rate per annum equal to the EURIBOR plus 3.00%. As of December 31, 2021, the outstanding balance was approximately $49,000, which is classified within Accrued expenses and other current liabilities on the Consolidated Balance Sheets.